DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers USD High Yield BB-B ex Financials ETF

November 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.6%
Basic Materials - 5.3%
Chemicals - 2.7%
Ashland, Inc.
144A,3.375%, 9/1/31	$74,000	$60,109
6.875%, 5/15/43	47,000	44,446
ASP Unifrax Holdings, Inc.,144A,5.25%, 9/30/28	138,000	94,863
Avient Corp.
144A,5.75%, 5/15/25	108,000	107,622
144A,7.125%, 8/1/30	120,000	120,694
Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	84,000	86,528
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	116,000	101,063
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV,144A,4.75%, 6/15/27	83,000	78,685
Cerdia Finanz GmbH,144A,10.50%, 2/15/27	96,000	97,246
Chemours Co.
5.375%, 5/15/27	82,000	77,937
144A,5.75%, 11/15/28	129,000	116,768
144A,4.625%, 11/15/29	103,000	86,543
CVR Partners LP / CVR Nitrogen Finance Corp.,144A,6.125%, 6/15/28	91,000	83,488
Element Solutions, Inc.,144A,3.875%, 9/1/28	132,000	117,301
HB Fuller Co.
4.00%, 2/15/27	50,000	47,625
4.25%, 10/15/28	50,000	44,780
Herens Holdco SARL,144A,4.75%, 5/15/28	58,000	44,985
INEOS Finance PLC,144A,6.75%, 5/15/28	79,000	75,271
INEOS Quattro Finance 2 PLC
144A,3.375%, 1/15/26	26,000	24,413
144A,9.625%, 3/15/29	51,000	52,653
Ingevity Corp.,144A,3.875%, 11/1/28	91,000	77,123
Mativ Holdings, Inc.,144A,6.875%, 10/1/26	58,000	53,514
Methanex Corp.
4.25%, 12/1/24	80,000	79,168
5.125%, 10/15/27	116,000	109,318
5.25%, 12/15/29	116,000	106,791
5.65%, 12/1/44	50,000	40,303
Minerals Technologies, Inc.,144A,5.00%, 7/1/28	66,000	60,530
NOVA Chemicals Corp.
144A,5.00%, 5/1/25	95,000	92,089
144A,5.25%, 6/1/27	174,000	156,626
144A,8.50%, 11/15/28	82,000	84,706
144A,4.25%, 5/15/29	95,000	75,003
Nufarm Australia Ltd. / Nufarm Americas, Inc.,144A,5.00%, 1/27/30	58,000	51,383
Olin Corp.
5.125%, 9/15/27	83,000	79,020
5.625%, 8/1/29	111,000	105,944
5.00%, 2/1/30	85,000	78,049
Olympus Water US Holding Corp.
144A,7.125%, 10/1/27	53,000	50,863
144A,4.25%, 10/1/28	135,000	117,118
144A,9.75%, 11/15/28	293,000	301,366
Rain Carbon, Inc.,144A,12.25%, 9/1/29	74,000	75,480
SCIH Salt Holdings, Inc.,144A,4.875%, 5/1/28	182,000	164,826
SCIL IV LLC / SCIL USA Holdings LLC,144A,5.375%, 11/1/26	126,000	118,280
SK Invictus Intermediate II SARL,144A,5.00%, 10/30/29	112,000	91,015
SNF Group SACA
144A,3.125%, 3/15/27	58,000	51,658
144A,3.375%, 3/15/30	58,000	47,682
TPC Group, Inc.,144A,13.00%, 12/16/27	58,000	58,705
Tronox, Inc.,144A,4.625%, 3/15/29	178,000	151,346
Valvoline, Inc.,144A,3.625%, 6/15/31	81,000	66,420
WR Grace Holdings LLC
144A,4.875%, 6/15/27	123,000	117,133
144A,7.375%, 3/1/31	58,000	56,547

(Cost $4,103,102)		4,281,026

Forest Products & Paper - 0.2%
Ahlstrom Holding 3 Oy,144A,4.875%, 2/4/28	50,000	42,218
Domtar Corp.,144A,6.75%, 10/1/28	106,000	92,235
Mercer International, Inc.
5.50%, 1/15/26	50,000	46,978
5.125%, 2/1/29	144,000	120,258

(Cost $287,184)		301,689

Iron/Steel - 1.1%
ATI, Inc.
5.875%, 12/1/27	58,000	56,051
4.875%, 10/1/29	54,000	48,330
7.25%, 8/15/30	70,000	70,329
5.125%, 10/1/31	58,000	51,053
Big River Steel LLC / BRS Finance Corp.,144A,6.625%, 1/31/29	119,000	118,796

Carpenter Technology Corp.
6.375%, 7/15/28	66,000	64,840
7.625%, 3/15/30	50,000	50,754
Cleveland-Cliffs, Inc.
144A,6.75%, 3/15/26	137,000	137,186
5.875%, 6/1/27	92,000	90,311
144A,4.625%, 3/1/29	61,000	54,820
144A,6.75%, 4/15/30	124,000	120,631
144A,4.875%, 3/1/31	54,000	46,418
Commercial Metals Co.
4.125%, 1/15/30	50,000	43,771
3.875%, 2/15/31	50,000	42,428
4.375%, 3/15/32	50,000	42,780
Mineral Resources Ltd.
144A,8.125%, 5/1/27	116,000	116,365
144A,8.00%, 11/1/27	103,000	103,198
144A,9.25%, 10/1/28	182,000	188,224
144A,8.50%, 5/1/30	116,000	117,271
TMS International Corp.,144A,6.25%, 4/15/29	58,000	45,991
United States Steel Corp.
6.875%, 3/1/29	79,000	78,515
6.65%, 6/1/37	45,000	44,297

(Cost $1,673,221)		1,732,359

Mining - 1.3%
Arsenal AIC Parent LLC,144A,8.00%, 10/1/30	116,000	118,356
Century Aluminum Co.,144A,7.50%, 4/1/28	45,000	42,527
Compass Minerals International, Inc.,144A,6.75%, 12/1/27	83,000	80,788
Constellium SE
144A,5.875%, 2/15/26	28,000	27,649
144A,5.625%, 6/15/28	54,000	51,595
144A,3.75%, 4/15/29	83,000	72,702
Eldorado Gold Corp.,144A,6.25%, 9/1/29	83,000	74,826
FMG Resources August 2006 Pty Ltd.
144A,4.50%, 9/15/27	99,000	93,439
144A,5.875%, 4/15/30	128,000	123,059
144A,4.375%, 4/1/31	248,000	216,385
144A,6.125%, 4/15/32	132,000	127,573
Hecla Mining Co.,7.25%, 2/15/28	79,000	78,089
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	99,000	94,049
144A,6.125%, 4/1/29	99,000	93,315
JW Aluminum Continuous Cast Co.,144A,10.25%, 6/1/26	47,000	46,765
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	83,000	73,520
144A,4.50%, 6/1/31	91,000	73,460
New Gold, Inc.,144A,7.50%, 7/15/27	66,000	64,626
Novelis Corp.
144A,3.25%, 11/15/26	124,000	113,769
144A,4.75%, 1/30/30	265,000	240,580
144A,3.875%, 8/15/31	130,000	109,422
Perenti Finance Pty Ltd.,144A,6.50%, 10/7/25	72,000	70,470
Taseko Mines Ltd.,144A,7.00%, 2/15/26	66,000	61,709

(Cost $2,039,735)		2,148,673

Communications - 16.1%
Advertising - 0.9%
Advantage Sales & Marketing, Inc.,144A,6.50%, 11/15/28	128,000	114,085
Clear Channel International BV,144A,6.625%, 8/1/25	100,000	98,447
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	207,000	191,599
144A,9.00%, 9/15/28	124,000	125,240
Lamar Media Corp.
3.75%, 2/15/28	98,000	90,238
4.875%, 1/15/29	66,000	62,535
4.00%, 2/15/30	91,000	81,132
3.625%, 1/15/31	91,000	77,888
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	123,000	115,977
144A,4.25%, 1/15/29	83,000	71,686
144A,4.625%, 3/15/30	83,000	71,273
144A,7.375%, 2/15/31	76,000	77,938
Stagwell Global LLC,144A,5.625%, 8/15/29	182,000	159,478
Summer BC Bidco B LLC,144A,5.50%, 10/31/26	70,000	62,661

(Cost $1,337,962)		1,400,177

Internet - 1.9%
ANGI Group LLC,144A,3.875%, 8/15/28	83,000	68,292
Arches Buyer, Inc.,144A,4.25%, 6/1/28	157,000	136,792
Cablevision Lightpath LLC,144A,3.875%, 9/15/27	84,000	71,177
Cars.com, Inc.,144A,6.375%, 11/1/28	66,000	62,480
Cogent Communications Group, Inc.
144A,3.50%, 5/1/26	83,000	77,409
144A,7.00%, 6/15/27	74,000	72,705
EquipmentShare.com, Inc.,144A,9.00%, 5/15/28	172,000	169,420
Gen Digital, Inc.
144A,5.00%, 4/15/25	182,000	180,526
144A,6.75%, 9/30/27	149,000	149,996
144A,7.125%, 9/30/30	99,000	101,157

Getty Images, Inc.,144A,9.75%, 3/1/27	50,000	50,060
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	99,000	95,770
144A,3.50%, 3/1/29	132,000	116,239
GrubHub Holdings, Inc.,144A,5.50%, 7/1/27	84,000	67,515
ION Trading Technologies SARL,144A,5.75%, 5/15/28	74,000	62,897
Match Group Holdings II LLC
144A,5.00%, 12/15/27	74,000	70,859
144A,4.625%, 6/1/28	83,000	77,371
144A,5.625%, 2/15/29	58,000	54,665
144A,4.125%, 8/1/30	83,000	72,226
144A,3.625%, 10/1/31	83,000	67,853
Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	85,000	87,334
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.,144A,4.75%, 4/30/27	58,000	53,078
Rakuten Group, Inc.
144A,5.125%, Perpetual (a)	124,000	91,827
144A,6.25%, Perpetual (a)	171,000	109,611
144A,10.25%, 11/30/24	160,000	162,800
TripAdvisor, Inc.,144A,7.00%, 7/15/25	83,000	83,280
Uber Technologies, Inc.
144A,7.50%, 5/15/25	120,000	122,250
144A,7.50%, 9/15/27	199,000	202,648
144A,6.25%, 1/15/28	83,000	82,378
144A,4.50%, 8/15/29	248,000	228,181
Ziff Davis, Inc.,144A,4.625%, 10/15/30	76,000	66,984

(Cost $3,010,715)		3,115,780

Media - 8.6%
Altice Financing SA
144A,5.00%, 1/15/28	199,000	170,395
144A,5.75%, 8/15/29	350,000	287,729
AMC Networks, Inc.
4.75%, 8/1/25	151,000	143,294
4.25%, 2/15/29	168,000	117,630
Block Communications, Inc.,144A,4.875%, 3/1/28	50,000	42,499
Cable One, Inc.,144A,4.00%, 11/15/30	108,000	84,298
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	73,000	71,417
144A,5.125%, 5/1/27	437,000	415,786
144A,5.00%, 2/1/28	335,000	313,921
144A,5.375%, 6/1/29	201,000	186,392
144A,6.375%, 9/1/29	201,000	193,931
144A,4.75%, 3/1/30	399,000	349,190
144A,4.50%, 8/15/30	360,000	308,885
144A,4.25%, 2/1/31	390,000	325,337
144A,7.375%, 3/1/31	147,000	147,070
144A,4.75%, 2/1/32	161,000	135,238
4.50%, 5/1/32	380,000	312,978
144A,4.50%, 6/1/33	226,000	180,815
144A,4.25%, 1/15/34	259,000	202,038
CSC Holdings LLC
144A,5.50%, 4/15/27	217,000	191,848
144A,5.375%, 2/1/28	165,000	140,289
144A,11.25%, 5/15/28	165,000	164,710
144A,6.50%, 2/1/29	290,000	245,276
144A,4.125%, 12/1/30	182,000	129,531
144A,3.375%, 2/15/31	165,000	112,554
144A,4.50%, 11/15/31	248,000	175,505
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,144A,5.875%, 8/15/27	612,000	550,703
DISH DBS Corp.
144A,5.25%, 12/1/26	473,000	380,316
144A,5.75%, 12/1/28	414,000	306,644
DISH Network Corp.,144A,11.75%, 11/15/27	579,000	574,731
Gannett Holdings LLC,144A,6.00%, 11/1/26	51,000	44,783
GCI LLC,144A,4.75%, 10/15/28	99,000	88,880
Gray Escrow II, Inc.,144A,5.375%, 11/15/31	215,000	153,274
Gray Television, Inc.
144A,5.875%, 7/15/26	116,000	108,460
144A,7.00%, 5/15/27	140,000	127,225
144A,4.75%, 10/15/30	132,000	94,236
iHeartCommunications, Inc.
6.375%, 5/1/26	134,000	114,033
144A,5.25%, 8/15/27	124,000	95,029
144A,4.75%, 1/15/28	89,000	67,912
LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	192,000	180,542
144A,5.125%, 7/15/29	136,000	114,163
McGraw-Hill Education, Inc.,144A,5.75%, 8/1/28	137,000	125,013
Midcontinent Communications / Midcontinent Finance Corp.,144A,5.375%, 8/15/27	58,000	53,963
News Corp.
144A,3.875%, 5/15/29	165,000	145,965
144A,5.125%, 2/15/32	83,000	74,995
Nexstar Media, Inc.
144A,5.625%, 7/15/27	284,000	268,897
144A,4.75%, 11/1/28	165,000	146,049

Paramount Global
6.25%, 2/28/57	108,000	84,780
6.375%, 3/30/62	165,000	132,825
Scripps Escrow II, Inc.
144A,3.875%, 1/15/29	94,000	79,012
144A,5.375%, 1/15/31	65,000	44,525
Scripps Escrow, Inc.,144A,5.875%, 7/15/27	72,000	60,660
Sinclair Television Group, Inc.
144A,5.125%, 2/15/27	46,000	40,146
144A,5.50%, 3/1/30	75,000	55,380
144A,4.125%, 12/1/30	134,000	94,135
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	165,000	151,800
144A,5.00%, 8/1/27	268,000	254,624
144A,4.00%, 7/15/28	331,000	295,746
144A,5.50%, 7/1/29	207,000	192,336
144A,4.125%, 7/1/30	248,000	209,250
144A,3.875%, 9/1/31	248,000	200,661
TEGNA, Inc.
144A,4.75%, 3/15/26	91,000	87,603
4.625%, 3/15/28	165,000	150,056
5.00%, 9/15/29	182,000	161,743
Townsquare Media, Inc.,144A,6.875%, 2/1/26	83,000	80,004
Univision Communications, Inc.
144A,5.125%, 2/15/25	172,000	169,850
144A,6.625%, 6/1/27	248,000	244,395
144A,8.00%, 8/15/28	83,000	83,900
144A,4.50%, 5/1/29	174,000	152,672
144A,7.375%, 6/30/30	149,000	146,229
UPC Broadband Finco BV,144A,4.875%, 7/15/31	207,000	174,656
UPC Holding BV,144A,5.50%, 1/15/28	75,000	68,104
Urban One, Inc.,144A,7.375%, 2/1/28	120,000	101,727
Videotron Ltd.
144A,5.125%, 4/15/27	99,000	95,784
144A,3.625%, 6/15/29	83,000	72,843
Virgin Media Finance PLC,144A,5.00%, 7/15/30	153,000	127,759
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	236,000	222,089
144A,4.50%, 8/15/30	171,000	146,742
Virgin Media Vendor Financing Notes IV DAC,144A,5.00%, 7/15/28	83,000	74,504
VZ Secured Financing BV,144A,5.00%, 1/15/32	252,000	206,682
Ziggo Bond Co. BV
144A,6.00%, 1/15/27	103,000	98,119
144A,5.125%, 2/28/30	83,000	64,868
Ziggo BV,144A,4.875%, 1/15/30	164,000	140,276

(Cost $13,056,663)		13,730,854

Telecommunications - 4.7%
Altice France SA
144A,8.125%, 2/1/27	290,000	249,449
144A,5.50%, 1/15/28	182,000	139,259
144A,5.125%, 1/15/29	85,000	61,703
144A,5.125%, 7/15/29	421,000	301,103
144A,5.50%, 10/15/29	339,000	244,598
British Telecommunications PLC
144A,4.25%, 11/23/81	83,000	74,975
144A,4.875%, 11/23/81	83,000	68,517
C&W Senior Financing DAC,144A,6.875%, 9/15/27	202,000	184,319
Ciena Corp.,144A,4.00%, 1/31/30	66,000	58,180
CommScope, Inc.
144A,6.00%, 3/1/26	248,000	212,660
144A,4.75%, 9/1/29	107,000	67,142
Connect Finco SARL / Connect US Finco LLC,144A,6.75%, 10/1/26	343,000	329,231
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	66,000	51,645
144A,6.50%, 10/1/28	124,000	102,300
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	190,000	178,501
144A,5.00%, 5/1/28	256,000	229,675
144A,6.75%, 5/1/29	174,000	147,354
5.875%, 11/1/29	127,000	101,649
144A,6.00%, 1/15/30	165,000	132,207
144A,8.75%, 5/15/30	199,000	198,435
144A,8.625%, 3/15/31	124,000	122,113
Frontier Florida LLC, Series E, 6.86%, 2/1/28	50,000	47,560
Hughes Satellite Systems Corp.,5.25%, 8/1/26	124,000	105,875
Iliad Holding SASU
144A,6.50%, 10/15/26	199,000	194,147
144A,7.00%, 10/15/28	141,000	135,303
Intelsat Jackson Holdings SA,144A,6.50%, 3/15/30	496,000	459,624
Level 3 Financing, Inc.
144A,3.40%, 3/1/27	142,000	119,635
144A,3.875%, 11/15/29	124,000	95,083
144A,10.50%, 5/15/30	153,000	141,908
Millicom International Cellular SA
144A,5.125%, 1/15/28	74,700	67,466
144A,6.25%, 3/25/29	111,600	103,135
144A,4.50%, 4/27/31	134,000	107,303
Qwest Corp.,7.25%, 9/15/25	42,000	39,695

Rogers Communications, Inc.,144A,5.25%, 3/15/82	124,000	114,045
Sable International Finance Ltd.,144A,5.75%, 9/7/27	82,000	75,387
Telecom Italia Capital SA
6.375%, 11/15/33	172,000	161,240
6.00%, 9/30/34	171,000	154,323
7.20%, 7/18/36	165,000	160,295
7.721%, 6/4/38	165,000	164,614
United States Cellular Corp.,6.70%, 12/15/33	90,000	88,229
Viasat, Inc.
144A,5.625%, 9/15/25	103,000	98,365
144A,5.625%, 4/15/27	116,000	107,445
144A,6.50%, 7/15/28	67,000	51,088
144A,7.50%, 5/30/31	123,000	87,945
Viavi Solutions, Inc.,144A,3.75%, 10/1/29	66,000	55,118
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	223,000	187,412
144A,4.75%, 7/15/31	232,000	198,223
Vodafone Group PLC
7.00%, 4/4/79	331,000	334,315
3.25%, 6/4/81	83,000	75,685
4.125%, 6/4/81	172,000	138,272
5.125%, 6/4/81	157,000	107,497
Windstream Escrow LLC / Windstream Escrow Finance Corp.,144A,7.75%, 8/15/28	232,000	191,270
Zayo Group Holdings, Inc.,144A,4.00%, 3/1/27	244,000	186,164

(Cost $7,326,133)		7,608,681

Consumer, Cyclical - 21.9%
Airlines - 1.8%
Air Canada,144A,3.875%, 8/15/26	199,000	185,749
Allegiant Travel Co.,144A,7.25%, 8/15/27	91,000	86,450
American Airlines Group, Inc.,144A,3.75%, 3/1/25	81,000	77,496
American Airlines Inc/AAdvantage Loyalty IP Ltd.
144A,5.50%, 4/20/26	482,500	475,001
144A,5.75%, 4/20/29	496,000	475,188
American Airlines, Inc.
144A,11.75%, 7/15/25	325,000	355,664
144A,7.25%, 2/15/28	142,000	140,246
144A,8.50%, 5/15/29	168,000	173,299
Delta Air Lines, Inc.
7.375%, 1/15/26	133,000	136,204
4.375%, 4/19/28	68,000	64,860
3.75%, 10/28/29	78,000	69,766
United Airlines Holdings, Inc.,4.875%, 1/15/25	58,000	56,985
United Airlines, Inc.
144A,4.375%, 4/15/26	331,000	314,758
144A,4.625%, 4/15/29	331,000	295,487
VistaJet Malta Finance PLC / Vista Management Holding, Inc.,144A,6.375%, 2/1/30	65,000	45,457

(Cost $2,857,255)		2,952,610

Apparel - 0.4%
Crocs, Inc.
144A,4.25%, 3/15/29	58,000	50,750
144A,4.125%, 8/15/31	58,000	47,415
Hanesbrands, Inc.
144A,4.875%, 5/15/26	149,000	140,401
144A,9.00%, 2/15/31	99,000	93,328
Kontoor Brands, Inc.,144A,4.125%, 11/15/29	66,000	57,090
Levi Strauss & Co.,144A,3.50%, 3/1/31	83,000	69,513
Under Armour, Inc.,3.25%, 6/15/26	99,000	92,803
William Carter Co.,144A,5.625%, 3/15/27	83,000	80,490

(Cost $609,368)		631,790

Auto Manufacturers - 0.5%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	66,000	62,255
144A,5.875%, 6/1/29	83,000	80,333
144A,3.75%, 1/30/31	165,000	137,812
Jaguar Land Rover Automotive PLC
144A,7.75%, 10/15/25	116,000	117,178
144A,4.50%, 10/1/27	83,000	76,687
144A,5.875%, 1/15/28	92,000	89,616
144A,5.50%, 7/15/29	68,000	63,453
JB Poindexter & Co., Inc.,144A,7.125%, 4/15/26	91,000	89,546
Wabash National Corp.,144A,4.50%, 10/15/28	66,000	56,428

(Cost $738,865)		773,308

Auto Parts & Equipment - 1.7%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	131,000	126,120
144A,7.00%, 4/15/28	83,000	84,334
144A,8.25%, 4/15/31	83,000	84,388
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	83,000	80,067
6.875%, 7/1/28	66,000	60,732
5.00%, 10/1/29	99,000	81,933
Clarios Global LP,144A,6.75%, 5/15/25	74,000	74,184

Clarios Global LP / Clarios US Finance Co.
144A,6.25%, 5/15/26	148,000	147,185
144A,6.75%, 5/15/28	124,000	125,113
Dana, Inc.
5.375%, 11/15/27	66,000	62,651
5.625%, 6/15/28	66,000	62,905
4.25%, 9/1/30	66,000	56,017
4.50%, 2/15/32	58,000	47,557
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	89,000	90,557
5.00%, 5/31/26	219,000	212,210
4.875%, 3/15/27	116,000	109,549
5.00%, 7/15/29	140,000	127,729
5.25%, 4/30/31	91,000	79,929
5.25%, 7/15/31	99,000	85,882
5.625%, 4/30/33	74,000	63,691
IHO Verwaltungs GmbH
144A,4.75%, 9/15/26, 4.75% Cash or 5.50% PIK, PIK,	82,000	77,203
144A,6.00%, 5/15/27, 6.00% Cash or 6.75% PIK, PIK	74,000	70,502
144A,6.3750%, 5/15/29, 6.3750% Cash or 7.125% PIK, PIK	66,000	60,601
Tenneco, Inc.,144A,8.00%, 11/17/28	321,000	264,282
Titan International, Inc.,7.00%, 4/30/28	66,000	63,732
ZF North America Capital, Inc.
144A,4.75%, 4/29/25	178,000	173,953
144A,6.875%, 4/14/28	99,000	100,411
144A,7.125%, 4/14/30	99,000	101,624

(Cost $2,677,864)		2,775,041

Distribution/Wholesale - 0.5%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	116,000	106,771
144A,3.875%, 11/15/29	66,000	57,148
G-III Apparel Group Ltd.,144A,7.875%, 8/15/25	66,000	65,647
H&E Equipment Services, Inc.,144A,3.875%, 12/15/28	207,000	183,284
Resideo Funding, Inc.,144A,4.00%, 9/1/29	50,000	41,759
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28	91,000	92,680
144A,7.75%, 3/15/31	132,000	136,963
Windsor Holdings III LLC,144A,8.50%, 6/15/30	132,000	135,777

(Cost $789,175)		820,029

Entertainment - 4.1%
Affinity Interactive,144A,6.875%, 12/15/27	90,000	78,351
Banijay Entertainment SASU,144A,8.125%, 5/1/29	66,000	66,549
Boyne USA, Inc.,144A,4.75%, 5/15/29	114,000	103,058
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25	562,000	558,765
144A,8.125%, 7/1/27	267,000	272,007
144A,4.625%, 10/15/29	213,000	187,164
144A,7.00%, 2/15/30	331,000	331,298
Caesars Resort Collection LLC / CRC Finco, Inc.,144A,5.75%, 7/1/25	164,000	163,119
CCM Merger, Inc.,144A,6.375%, 5/1/26	44,000	42,244
CDI Escrow Issuer, Inc.,144A,5.75%, 4/1/30	199,000	186,840
Cedar Fair LP,5.25%, 7/15/29	83,000	75,891
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A,5.50%, 5/1/25	165,000	164,296
5.375%, 4/15/27	83,000	80,946
6.50%, 10/1/28	50,000	49,260
Churchill Downs, Inc.
144A,5.50%, 4/1/27	99,000	95,528
144A,4.75%, 1/15/28	116,000	107,844
144A,6.75%, 5/1/31	99,000	97,276
Cinemark USA, Inc.
144A,5.875%, 3/15/26	67,000	65,003
144A,5.25%, 7/15/28	127,000	114,313
Everi Holdings, Inc.,144A,5.00%, 7/15/29	66,000	57,856
Golden Entertainment, Inc.,144A,7.625%, 4/15/26	122,000	122,260
International Game Technology PLC
144A,6.50%, 2/15/25	84,000	83,984
144A,4.125%, 4/15/26	120,000	114,451
144A,6.25%, 1/15/27	124,000	123,755
144A,5.25%, 1/15/29	124,000	116,979
Jacobs Entertainment, Inc.,144A,6.75%, 2/15/29	83,000	74,386
Light & Wonder International, Inc.
144A,7.00%, 5/15/28	116,000	116,110
144A,7.25%, 11/15/29	83,000	83,207
144A,7.50%, 9/1/31	91,000	92,335
Live Nation Entertainment, Inc.
144A,5.625%, 3/15/26	50,000	48,643
144A,6.50%, 5/15/27	199,000	198,942
144A,4.75%, 10/15/27	157,000	147,580
144A,3.75%, 1/15/28	83,000	75,073
Merlin Entertainments Ltd.,144A,5.75%, 6/15/26	66,000	63,692

Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.,144A,4.875%, 5/1/29	124,000	110,463
Mohegan Tribal Gaming Authority,144A,8.00%, 2/1/26	194,000	181,632
Odeon Finco PLC,144A,12.75%, 11/1/27	66,000	66,538
Ontario Gaming GTA LP,144A,8.00%, 8/1/30	66,000	66,667
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	66,000	62,791
144A,4.125%, 7/1/29	66,000	54,780
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29	131,000	94,807
144A,5.875%, 9/1/31	122,000	86,754
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC,144A,4.875%, 11/1/26	58,000	54,083
Resorts World Las Vegas LLC / RWLV Capital, Inc.
144A,4.625%, 4/16/29	160,000	135,910
144A,8.45%, 7/27/30	100,000	98,929
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,144A,6.625%, 3/1/30	132,000	118,140
SeaWorld Parks & Entertainment, Inc.,144A,5.25%, 8/15/29	120,000	110,024
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27	83,000	79,346
144A,7.25%, 5/15/31	132,000	127,282
Six Flags Theme Parks, Inc.,144A,7.00%, 7/1/25	60,000	60,208
Speedway Motorsports LLC / Speedway Funding II, Inc.,144A,4.875%, 11/1/27	58,000	52,702
Vail Resorts, Inc.,144A,6.25%, 5/15/25	99,000	98,717
WMG Acquisition Corp.
144A,3.75%, 12/1/29	89,000	77,812
144A,3.875%, 7/15/30	89,000	77,521
144A,3.00%, 2/15/31	132,000	109,095
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	124,000	111,677
144A,7.125%, 2/15/31	108,000	107,517

(Cost $6,270,761)		6,502,400

Food Service - 0.2%
Aramark Services, Inc.
144A,5.00%, 4/1/25	61,000	60,534
144A,5.00%, 2/1/28	203,000	192,109
TKC Holdings, Inc.,144A,6.875%, 5/15/28	70,000	63,175

(Cost $307,147)		315,818

Home Builders - 1.3%
Adams Homes, Inc.,144A,9.25%, 10/15/28	43,000	42,225
Ashton Woods USA LLC / Ashton Woods Finance Co.
144A,6.625%, 1/15/28	46,000	43,409
144A,4.625%, 8/1/29	62,000	52,163
144A,4.625%, 4/1/30	66,000	55,064
Beazer Homes USA, Inc.
5.875%, 10/15/27	59,000	55,165
7.25%, 10/15/29	58,000	56,067
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	99,000	93,414
144A,5.00%, 6/15/29	58,000	48,909
144A,4.875%, 2/15/30	83,000	70,092
Century Communities, Inc.
6.75%, 6/1/27	82,000	82,014
144A,3.875%, 8/15/29	83,000	72,042
Dream Finders Homes, Inc.,144A,8.25%, 8/15/28	50,000	51,500
Empire Communities Corp.,144A,7.00%, 12/15/25	79,000	75,449
Forestar Group, Inc.
144A,3.85%, 5/15/26	66,000	61,430
144A,5.00%, 3/1/28	50,000	46,267
Installed Building Products, Inc.,144A,5.75%, 2/1/28	50,000	47,049
KB Home
6.875%, 6/15/27	50,000	50,964
4.80%, 11/15/29	50,000	45,597
7.25%, 7/15/30	58,000	58,282
4.00%, 6/15/31	65,000	54,978
LGI Homes, Inc.
144A,8.75%, 12/15/28	67,000	68,916
144A,4.00%, 7/15/29	50,000	41,159
M/I Homes, Inc.
4.95%, 2/1/28	66,000	62,737
3.95%, 2/15/30	50,000	42,672
Mattamy Group Corp.
144A,5.25%, 12/15/27	83,000	77,882
144A,4.625%, 3/1/30	99,000	87,167
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/28	80,000	74,594
4.75%, 4/1/29	50,000	44,499
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	83,000	81,395
144A,5.75%, 1/15/28	74,000	72,011
144A,5.125%, 8/1/30	83,000	76,567

Thor Industries, Inc.,144A,4.00%, 10/15/29	83,000	71,227
Tri Pointe Homes, Inc.
5.25%, 6/1/27	50,000	48,000
5.70%, 6/15/28	58,000	55,108
Winnebago Industries, Inc.,144A,6.25%, 7/15/28	50,000	47,934

(Cost $2,003,459)		2,113,948

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
144A,4.00%, 4/15/29	132,000	114,254
144A,3.875%, 10/15/31	132,000	106,063

(Cost $207,310)		220,317

Housewares - 0.7%
CD&R Smokey Buyer, Inc.,144A,6.75%, 7/15/25	116,000	112,199
Newell Brands, Inc.
4.875%, 6/1/25	83,000	81,001
5.20%, 4/1/26	328,000	316,634
6.375%, 9/15/27	93,000	90,754
6.625%, 9/15/29	83,000	80,892
6.375%, 4/1/36	76,000	67,119
6.50%, 4/1/46	110,000	88,008
Scotts Miracle-Gro Co.
5.25%, 12/15/26	28,000	26,676
4.50%, 10/15/29	68,000	57,980
4.00%, 4/1/31	79,000	63,400
4.375%, 2/1/32	66,000	52,411

(Cost $987,256)		1,037,074

Leisure Time - 2.9%
Acushnet Co.,144A,7.375%, 10/15/28	58,000	59,567
Carnival Corp.
144A,7.625%, 3/1/26	224,000	225,237
144A,5.75%, 3/1/27	513,000	487,645
144A,9.875%, 8/1/27	90,000	94,053
144A,4.00%, 8/1/28	417,000	377,745
144A,6.00%, 5/1/29	337,000	310,042
144A,7.00%, 8/15/29	70,000	71,369
144A,10.50%, 6/1/30	165,000	175,937
Carnival Holdings Bermuda Ltd.,144A,10.375%, 5/1/28	349,000	379,503
Life Time, Inc.
144A,5.75%, 1/15/26	153,000	149,936
144A,8.00%, 4/15/26	79,000	79,000
Lindblad Expeditions Holdings, Inc.,144A,9.00%, 5/15/28	46,000	46,421
Lindblad Expeditions LLC,144A,6.75%, 2/15/27	60,000	58,500
NCL Corp. Ltd.
144A,5.875%, 2/15/27	165,000	159,739
144A,8.375%, 2/1/28	99,000	102,410
144A,8.125%, 1/15/29	131,000	133,392
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	108,000	102,288
144A,5.50%, 8/31/26	165,000	160,511
144A,5.375%, 7/15/27	165,000	158,748
144A,11.625%, 8/15/27	207,000	224,502
7.50%, 10/15/27	50,000	51,645
3.70%, 3/15/28	83,000	74,206
144A,5.50%, 4/1/28	269,000	256,981
144A,8.25%, 1/15/29	165,000	172,571
144A,9.25%, 1/15/29	165,000	175,590
144A,7.25%, 1/15/30	116,000	118,155
Viking Ocean Cruises Ship VII Ltd.,144A,5.625%, 2/15/29	58,000	53,650
Vista Outdoor, Inc.,144A,4.50%, 3/15/29	83,000	78,642
VOC Escrow Ltd.,144A,5.00%, 2/15/28	112,000	104,520

(Cost $4,463,146)		4,642,505

Lodging - 2.2%
Boyd Gaming Corp.
4.75%, 12/1/27	165,000	156,204
144A,4.75%, 6/15/31	149,000	131,851
Genting New York LLC / GENNY Capital, Inc.,144A,3.30%, 2/15/26	216,000	195,469
Hilton Domestic Operating Co., Inc.
144A,5.375%, 5/1/25	56,000	55,605
144A,5.75%, 5/1/28	83,000	81,778
144A,3.75%, 5/1/29	132,000	118,542
4.875%, 1/15/30	165,000	155,299
144A,4.00%, 5/1/31	190,000	167,164
144A,3.625%, 2/15/32	248,000	208,281
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,5.00%, 6/1/29	141,000	124,529
144A,4.875%, 7/1/31	83,000	69,678
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.,4.875%, 4/1/27	122,000	118,641
Las Vegas Sands Corp.
2.90%, 6/25/25	83,000	78,954
3.50%, 8/18/26	165,000	154,698
3.90%, 8/8/29	124,000	110,682
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28	58,000	51,041
144A,4.50%, 6/15/29	83,000	69,785

MGM Resorts International
6.75%, 5/1/25	83,000	83,166
5.75%, 6/15/25	112,000	111,368
4.625%, 9/1/26	66,000	63,375
5.50%, 4/15/27	112,000	108,506
4.75%, 10/15/28	124,000	114,707
Station Casinos LLC
144A,4.50%, 2/15/28	114,000	103,107
144A,4.625%, 12/1/31	83,000	70,523
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.,144A,5.875%, 5/15/25	44,000	43,168
Travel + Leisure Co.
6.60%, 10/1/25	64,000	63,819
144A,6.625%, 7/31/26	108,000	107,953
6.00%, 4/1/27	66,000	63,989
144A,4.50%, 12/1/29	108,000	93,004
144A,4.625%, 3/1/30	58,000	49,735
Wyndham Hotels & Resorts, Inc.,144A,4.375%, 8/15/28	83,000	76,395
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A,5.50%, 3/1/25	232,000	229,205
144A,5.25%, 5/15/27	149,000	141,905

(Cost $3,439,725)		3,572,126

Office Furnishings - 0.1%
Interface, Inc.,144A,5.50%, 12/1/28	50,000	44,934
Steelcase, Inc.,5.125%, 1/18/29	74,000	67,836

(Cost $107,157)		112,770

Retail - 5.4%
1011778 BC ULC / New Red Finance, Inc.
144A,5.75%, 4/15/25	83,000	82,724
144A,3.875%, 1/15/28	256,000	235,631
144A,4.375%, 1/15/28	124,000	115,084
144A,3.50%, 2/15/29	124,000	110,431
144A,4.00%, 10/15/30	499,000	430,179
Academy Ltd.,144A,6.00%, 11/15/27	66,000	64,401
Arko Corp.,144A,5.125%, 11/15/29	74,000	61,605
Asbury Automotive Group, Inc.
4.50%, 3/1/28	67,000	61,639
144A,4.625%, 11/15/29	132,000	118,879
4.75%, 3/1/30	74,000	66,339
144A,5.00%, 2/15/32	99,000	86,354
Bath & Body Works, Inc.
144A,9.375%, 7/1/25	52,000	54,336
6.694%, 1/15/27	53,000	53,230
5.25%, 2/1/28	79,000	75,905
7.50%, 6/15/29	105,000	107,811
144A,6.625%, 10/1/30	159,000	157,377
6.95%, 3/1/33	40,000	37,407
6.875%, 11/1/35	150,000	141,916
6.75%, 7/1/36	102,000	94,854
Beacon Roofing Supply, Inc.
144A,4.50%, 11/15/26	50,000	47,686
144A,4.125%, 5/15/29	58,000	51,221
144A,6.50%, 8/1/30	99,000	98,889
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC,144A,5.125%, 4/15/29	50,000	44,308
BlueLinx Holdings, Inc.,144A,6.00%, 11/15/29	50,000	44,918
Brinker International, Inc.,144A,8.25%, 7/15/30	58,000	58,226
CEC Entertainment LLC,144A,6.75%, 5/1/26	108,000	104,382
Dave & Buster’s, Inc.,144A,7.625%, 11/1/25	73,000	73,203
eG Global Finance PLC,144A,12.00%, 11/30/28	185,000	192,437
Evergreen Acqco 1 LP / TVI, Inc.,144A,9.75%, 4/26/28	82,000	85,075
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	108,000	103,181
144A,5.875%, 4/1/29	136,000	125,184
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,144A,4.625%, 1/15/29	165,000	146,594
Foot Locker, Inc.,144A,4.00%, 10/1/29	66,000	53,277
Gap, Inc.
144A,3.625%, 10/1/29	124,000	102,084
144A,3.875%, 10/1/31	124,000	97,940
Group 1 Automotive, Inc.,144A,4.00%, 8/15/28	124,000	111,747
GYP Holdings III Corp.,144A,4.625%, 5/1/29	58,000	50,306
IRB Holding Corp.,144A,7.00%, 6/15/25	133,000	132,751
Ken Garff Automotive LLC,144A,4.875%, 9/15/28	66,000	58,693
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,144A,4.75%, 6/1/27	124,000	120,280
Kohl’s Corp.
4.25%, 7/17/25	95,000	91,390
4.625%, 5/1/31	78,000	57,037
5.55%, 7/17/45	71,000	44,129
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29	165,000	144,183
144A,8.25%, 8/1/31	83,000	83,433
Lithia Motors, Inc.
144A,4.625%, 12/15/27	66,000	61,344
144A,3.875%, 6/1/29	132,000	116,361
144A,4.375%, 1/15/31	91,000	78,421

LSF9 Atlantis Holdings LLC / Victra Finance Corp.,144A,7.75%, 2/15/26	136,000	127,409
Macy’s Retail Holdings LLC
144A,5.875%, 4/1/29	83,000	78,012
144A,5.875%, 3/15/30	70,000	63,525
144A,6.125%, 3/15/32	70,000	62,776
4.50%, 12/15/34	61,000	45,445
5.125%, 1/15/42	56,000	39,480
4.30%, 2/15/43	28,000	17,640
Marks & Spencer PLC,144A,7.125%, 12/1/37	50,000	48,094
Michaels Cos., Inc.,144A,5.25%, 5/1/28	141,000	102,920
Murphy Oil USA, Inc.
5.625%, 5/1/27	50,000	48,751
4.75%, 9/15/29	86,000	79,600
144A,3.75%, 2/15/31	83,000	70,437
Nordstrom, Inc.
4.00%, 3/15/27	58,000	54,533
6.95%, 3/15/28	50,000	50,574
4.375%, 4/1/30	83,000	69,009
4.25%, 8/1/31	79,000	62,370
5.00%, 1/15/44	160,000	106,151
Papa John’s International, Inc.,144A,3.875%, 9/15/29	66,000	55,647
Patrick Industries, Inc.
144A,7.50%, 10/15/27	50,000	49,640
144A,4.75%, 5/1/29	58,000	50,124
Penske Automotive Group, Inc.
3.50%, 9/1/25	91,000	87,526
3.75%, 6/15/29	83,000	71,985
PetSmart, Inc. / PetSmart Finance Corp.
144A,4.75%, 2/15/28	199,000	181,987
144A,7.75%, 2/15/29	190,000	179,105
QVC, Inc.
4.45%, 2/15/25	98,000	90,881
4.75%, 2/15/27	97,000	74,216
4.375%, 9/1/28	84,000	56,698
5.45%, 8/15/34	67,000	37,004
5.95%, 3/15/43	50,000	25,853
Raising Cane’s Restaurants LLC,144A,9.375%, 5/1/29	84,000	88,204
Sally Holdings LLC / Sally Capital, Inc.,5.625%, 12/1/25	113,000	111,231
Sizzling Platter LLC / Sizzling Platter Finance Corp.,144A,8.50%, 11/28/25	58,000	58,180
Sonic Automotive, Inc.
144A,4.625%, 11/15/29	108,000	95,200
144A,4.875%, 11/15/31	83,000	69,830
Specialty Building Products Holdings LLC / SBP Finance Corp.,144A,6.375%, 9/30/26	120,000	116,396
SRS Distribution, Inc.,144A,4.625%, 7/1/28	108,000	98,591
Staples, Inc.,144A,7.50%, 4/15/26	200,000	176,999
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.875%, 3/1/27	58,000	57,244
144A,5.00%, 6/1/31	108,000	95,580
Superior Plus LP / Superior General Partner, Inc.,144A,4.50%, 3/15/29	99,000	87,179
Victoria’s Secret & Co.,144A,4.625%, 7/15/29	99,000	80,337
Yum! Brands, Inc.
144A,4.75%, 1/15/30	132,000	122,688
3.625%, 3/15/31	174,000	149,449
4.625%, 1/31/32	182,000	163,658
5.375%, 4/1/32	186,000	176,015
6.875%, 11/15/37	54,000	57,109
5.35%, 11/1/43	46,000	42,032

(Cost $8,289,696)		8,668,096

Consumer, Non-cyclical - 15.6%
Agriculture - 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	83,000	80,598
144A,6.00%, 6/15/30	165,000	159,305
Turning Point Brands, Inc.,144A,5.625%, 2/15/26	51,000	47,557
Vector Group Ltd.,144A,5.75%, 2/1/29	145,000	129,069

(Cost $402,771)		416,529

Beverages - 0.1%
Primo Water Holdings, Inc.,144A,4.375%, 4/30/29
(Cost $105,338)	124,000	110,020

Commercial Services - 4.4%
ADT Security Corp.
144A,4.125%, 8/1/29	165,000	146,657
144A,4.875%, 7/15/32	132,000	115,674
Adtalem Global Education, Inc.,144A,5.50%, 3/1/28	67,000	62,856
Albion Financing 1 SARL / Aggreko Holdings, Inc.,144A,6.125%, 10/15/26	93,000	90,787
Albion Financing 2 SARL,144A,8.75%, 4/15/27	74,000	70,388
Allied Universal Holdco LLC / Allied Universal Finance Corp.,144A,6.625%, 7/15/26	321,000	311,910

Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	216,000	187,373
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	128,000	111,100
Alta Equipment Group, Inc.,144A,5.625%, 4/15/26	52,000	48,585
AMN Healthcare, Inc.
144A,4.625%, 10/1/27	83,000	77,056
144A,4.00%, 4/15/29	58,000	51,421
APi Group DE, Inc.
144A,4.125%, 7/15/29	56,000	48,894
144A,4.75%, 10/15/29	50,000	44,748
APX Group, Inc.
144A,6.75%, 2/15/27	99,000	98,443
144A,5.75%, 7/15/29	132,000	117,867
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,5.75%, 7/15/27	76,000	71,713
144A,5.75%, 7/15/27	58,000	54,357
144A,4.75%, 4/1/28	83,000	75,212
144A,5.375%, 3/1/29	99,000	89,102
144A,8.00%, 2/15/31	84,000	82,101
Brink’s Co.
144A,5.50%, 7/15/25	66,000	65,234
144A,4.625%, 10/15/27	99,000	92,806
Carriage Services, Inc.,144A,4.25%, 5/15/29	66,000	55,849
CoreCivic, Inc.,8.25%, 4/15/26	99,000	100,971
CoreLogic, Inc.,144A,4.50%, 5/1/28	124,000	103,850
Garda World Security Corp.
144A,4.625%, 2/15/27	94,000	89,377
144A,7.75%, 2/15/28	66,000	66,633
GEO Group, Inc.,10.50%, 6/30/28	47,000	47,393
Graham Holdings Co.,144A,5.75%, 6/1/26	66,000	64,275
Grand Canyon University,5.125%, 10/1/28	66,000	58,527
Herc Holdings, Inc.,144A,5.50%, 7/15/27	199,000	193,235
Hertz Corp.
144A,4.625%, 12/1/26	83,000	73,153
144A,5.00%, 12/1/29	165,000	126,640
Korn Ferry,144A,4.625%, 12/15/27	66,000	62,258
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc.,144A,5.00%, 2/1/26	66,000	65,010
Matthews International Corp.,144A,5.25%, 12/1/25	50,000	48,259
MPH Acquisition Holdings LLC,144A,5.50%, 9/1/28	174,000	151,162
Neptune Bidco US, Inc.,144A,9.29%, 4/15/29	440,000	408,623
NESCO Holdings II, Inc.,144A,5.50%, 4/15/29	152,000	136,285
Port of Newcastle Investments Financing Pty Ltd.,144A,5.90%, 11/24/31	50,000	43,755
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	223,000	220,563
144A,3.375%, 8/31/27	165,000	149,275
144A,6.25%, 1/15/28	215,000	206,457
RR Donnelley & Sons Co.,144A,9.75%, 7/31/28	47,000	46,635
Service Corp. International
4.625%, 12/15/27	91,000	86,109
5.125%, 6/1/29	124,000	118,420
3.375%, 8/15/30	141,000	118,444
4.00%, 5/15/31	132,000	112,464
Sotheby’s,144A,7.375%, 10/15/27	127,000	116,466
Sotheby’s/Bidfair Holdings, Inc.,144A,5.875%, 6/1/29	50,000	40,625
StoneMor, Inc.,144A,8.50%, 5/15/29	66,000	52,800
TriNet Group, Inc.
144A,3.50%, 3/1/29	83,000	72,210
144A,7.125%, 8/15/31	66,000	66,660
United Rentals North America, Inc.
5.50%, 5/15/27	83,000	81,775
3.875%, 11/15/27	124,000	116,488
4.875%, 1/15/28	276,000	265,454
5.25%, 1/15/30	124,000	118,471
4.00%, 7/15/30	124,000	110,491
3.875%, 2/15/31	202,000	175,948
3.75%, 1/15/32	124,000	105,030
Upbound Group, Inc.,144A,6.375%, 2/15/29	74,000	67,384
VT Topco, Inc.,144A,8.50%, 8/15/30	83,000	84,986
WASH Multifamily Acquisition, Inc.,144A,5.75%, 4/15/26	141,000	132,524
Williams Scotsman, Inc.
144A,6.125%, 6/15/25	109,000	108,227
144A,4.625%, 8/15/28	83,000	76,297
144A,7.375%, 10/1/31	83,000	85,001
ZipRecruiter, Inc.,144A,5.00%, 1/15/30	91,000	76,895

(Cost $6,746,580)		7,021,638

Cosmetics/Personal Care - 0.3%
Coty, Inc.
144A,5.00%, 4/15/26	149,000	145,431
144A,6.50%, 4/15/26	30,000	29,850

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
144A,4.75%, 1/15/29	83,000	77,274
144A,6.625%, 7/15/30	124,000	124,646
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	124,000	118,110
144A,4.125%, 4/1/29	83,000	73,226

(Cost $545,846)		568,537

Food - 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	149,000	140,109
144A,7.50%, 3/15/26	67,000	68,136
144A,4.625%, 1/15/27	223,000	214,237
144A,5.875%, 2/15/28	124,000	122,334
144A,6.50%, 2/15/28	124,000	124,513
144A,3.50%, 3/15/29	223,000	197,643
144A,4.875%, 2/15/30	165,000	154,277
B&G Foods, Inc.,144A,8.00%, 9/15/28	91,000	93,002
C&S Group Enterprises LLC,144A,5.00%, 12/15/28	66,000	53,130
Chobani LLC / Chobani Finance Corp., Inc.,144A,4.625%, 11/15/28	70,000	63,252
Ingles Markets, Inc.,144A,4.00%, 6/15/31	58,000	48,720
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	83,000	79,365
144A,4.125%, 1/31/30	160,000	143,234
144A,4.375%, 1/31/32	116,000	101,105
Performance Food Group, Inc.
144A,6.875%, 5/1/25	46,000	46,024
144A,5.50%, 10/15/27	175,000	169,381
144A,4.25%, 8/1/29	165,000	147,571
Pilgrim’s Pride Corp.
4.25%, 4/15/31	162,000	140,291
3.50%, 3/1/32	147,000	118,996
6.25%, 7/1/33	177,000	174,281
6.875%, 5/15/34	83,000	84,665
Post Holdings, Inc.
144A,5.75%, 3/1/27	76,000	74,693
144A,5.625%, 1/15/28	156,000	151,786
144A,5.50%, 12/15/29	204,000	191,767
144A,4.625%, 4/15/30	246,000	219,776
144A,4.50%, 9/15/31	174,000	151,489
Safeway, Inc.,7.25%, 2/1/31	44,000	46,277
SEG Holding LLC / SEG Finance Corp.,144A,5.625%, 10/15/28	60,000	60,000
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed,144A,4.625%, 3/1/29	141,000	117,037
US Foods, Inc.
144A,6.875%, 9/15/28	83,000	84,152
144A,4.75%, 2/15/29	149,000	138,114
144A,4.625%, 6/1/30	83,000	74,885
144A,7.25%, 1/15/32	83,000	84,921

(Cost $3,707,832)		3,879,163

Healthcare-Products - 1.3%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	256,000	239,455
144A,3.875%, 11/1/29	132,000	116,931
Bausch & Lomb Escrow Corp.,144A,8.375%, 10/1/28	232,000	237,220
Embecta Corp.,144A,5.00%, 2/15/30	83,000	69,781
Garden Spinco Corp.,144A,8.625%, 7/20/30	58,000	60,880
Hologic, Inc.
144A,4.625%, 2/1/28	66,000	62,212
144A,3.25%, 2/15/29	157,000	137,854
Medline Borrower LP
144A,3.875%, 4/1/29	745,000	661,222
144A,5.25%, 10/1/29	414,000	374,656
Teleflex, Inc.
4.625%, 11/15/27	83,000	78,642
144A,4.25%, 6/1/28	83,000	76,441

(Cost $2,014,730)		2,115,294

Healthcare-Services - 4.7%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28	74,000	70,895
144A,5.00%, 4/15/29	79,000	73,748
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27	83,000	78,370
144A,3.125%, 2/15/29	91,000	76,213
144A,3.50%, 4/1/30	108,000	90,315
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	83,000	76,916
144A,3.75%, 3/15/29	83,000	73,788
144A,4.00%, 3/15/31	83,000	71,380
CHS/Community Health Systems, Inc.
144A,8.00%, 3/15/26	348,000	335,041
144A,5.625%, 3/15/27	314,000	280,169
144A,8.00%, 12/15/27	133,000	126,049
144A,6.00%, 1/15/29	155,000	130,588
144A,5.25%, 5/15/30	254,000	199,902
144A,4.75%, 2/15/31	175,000	128,394

DaVita, Inc.
144A,4.625%, 6/1/30	455,000	384,573
144A,3.75%, 2/15/31	263,000	205,887
Encompass Health Corp.
5.75%, 9/15/25	58,000	57,562
4.50%, 2/1/28	132,000	123,371
4.75%, 2/1/30	132,000	119,947
4.625%, 4/1/31	66,000	57,932
Fortrea Holdings, Inc.,144A,7.50%, 7/1/30	94,000	93,060
HealthEquity, Inc.,144A,4.50%, 10/1/29	99,000	89,148
Heartland Dental LLC / Heartland Dental Finance Corp.,144A,10.50%, 4/30/28	116,000	117,740
IQVIA, Inc.
144A,5.00%, 10/15/26	174,000	169,703
144A,5.00%, 5/15/27	182,000	176,178
144A,6.50%, 5/15/30	83,000	83,701
Kedrion SpA,144A,6.50%, 9/1/29	131,000	115,935
Legacy LifePoint Health LLC,144A,4.375%, 2/15/27	99,000	86,691
LifePoint Health, Inc.
144A,9.875%, 8/15/30	132,000	128,363
144A,11.00%, 10/15/30	189,000	189,504
ModivCare Escrow Issuer, Inc.,144A,5.00%, 10/1/29	83,000	63,495
ModivCare, Inc.,144A,5.875%, 11/15/25	83,000	80,805
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	132,000	122,392
144A,3.875%, 11/15/30	108,000	93,800
144A,3.875%, 5/15/32	124,000	103,990
Pediatrix Medical Group, Inc.,144A,5.375%, 2/15/30	66,000	55,597
Prime Healthcare Services, Inc.,144A,7.25%, 11/1/25	145,000	136,166
Select Medical Corp.,144A,6.25%, 8/15/26	203,000	201,538
Star Parent, Inc.,144A,9.00%, 10/1/30	165,000	171,362
Tenet Healthcare Corp.
4.875%, 1/1/26	347,000	340,957
6.25%, 2/1/27	285,000	283,775
5.125%, 11/1/27	248,000	237,917
4.625%, 6/15/28	113,000	105,247
6.125%, 10/1/28	414,000	401,373
4.25%, 6/1/29	232,000	207,918
4.375%, 1/15/30	240,000	214,530
6.125%, 6/15/30	331,000	322,431
144A,6.75%, 5/15/31	223,000	223,250
6.875%, 11/15/31	69,000	68,224
Toledo Hospital
Series B, 5.325%, 11/15/28	53,000	46,940
4.982%, 11/15/45	49,000	31,360
6.015%, 11/15/48	66,000	49,573

(Cost $7,180,314)		7,573,703

Household Products/Wares - 0.3%
ACCO Brands Corp.,144A,4.25%, 3/15/29	95,000	82,248
Central Garden & Pet Co.
5.125%, 2/1/28	50,000	47,545
4.125%, 10/15/30	83,000	71,108
144A,4.125%, 4/30/31	66,000	55,692
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.,144A,5.00%, 12/31/26	79,000	74,698
Spectrum Brands, Inc.
144A,5.00%, 10/1/29	49,000	45,212
144A,5.50%, 7/15/30	48,000	44,807
144A,3.875%, 3/15/31	75,000	64,022

(Cost $463,349)		485,332

Pharmaceuticals - 1.8%
180 Medical, Inc.,144A,3.875%, 10/15/29	83,000	72,377
AdaptHealth LLC
144A,6.125%, 8/1/28	58,000	49,832
144A,4.625%, 8/1/29	83,000	65,548
144A,5.125%, 3/1/30	99,000	78,825
Bausch Health Cos., Inc.,144A,5.50%, 11/1/25	278,000	242,208
BellRing Brands, Inc.,144A,7.00%, 3/15/30	139,000	141,384
Cheplapharm Arzneimittel GmbH,144A,5.50%, 1/15/28	83,000	76,960
Elanco Animal Health, Inc.,6.65%, 8/28/28	121,000	120,849
Grifols SA,144A,4.75%, 10/15/28	117,000	103,358
Herbalife Nutrition Ltd / HLF Financing, Inc.,144A,7.875%, 9/1/25	99,000	97,100
HLF Financing Sarl LLC / Herbalife International, Inc.,144A,4.875%, 6/1/29	99,000	70,217
Jazz Securities DAC,144A,4.375%, 1/15/29	248,000	223,107
Mallinckrodt International Finance SA / Mallinckrodt CB LLC,144A,14.75%, 11/14/28	120,000	129,900
Option Care Health, Inc.,144A,4.375%, 10/31/29	83,000	73,226
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	347,000	308,125
144A,5.125%, 4/30/31	341,000	268,293
Owens & Minor, Inc.
144A,4.50%, 3/31/29	79,000	67,644
144A,6.625%, 4/1/30	91,000	85,227

Perrigo Finance Unlimited Co.
3.90%, 12/15/24	78,000	76,538
4.375%, 3/15/26	148,000	142,119
4.65%, 6/15/30	124,000	110,599
4.90%, 12/15/44	50,000	37,624
PRA Health Sciences, Inc.,144A,2.875%, 7/15/26	83,000	76,622
Prestige Brands, Inc.
144A,5.125%, 1/15/28	66,000	62,720
144A,3.75%, 4/1/31	99,000	82,567

(Cost $2,769,435)		2,862,969

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Benteler International AG,144A,10.50%, 5/15/28	83,000	85,490
Stena International SA,144A,6.125%, 2/1/25	39,000	38,579

(Cost $121,934)		124,069

Energy - 14.2%
Coal - 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.,144A,7.50%, 5/1/25	47,000	46,765
SunCoke Energy, Inc.,144A,4.875%, 6/30/29	83,000	71,392

(Cost $115,659)		118,157

Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC
144A,5.00%, 1/31/28	116,000	109,910
144A,4.75%, 1/15/30	116,000	104,400
Topaz Solar Farms LLC,144A,5.75%, 9/30/39	90,000	87,080

(Cost $284,935)		301,390

Oil & Gas - 7.2%
Aethon United BR LP / Aethon United Finance Corp.,144A,8.25%, 2/15/26	124,000	124,620
Antero Resources Corp.
144A,7.625%, 2/1/29	67,000	68,616
144A,5.375%, 3/1/30	99,000	92,725
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,7.00%, 11/1/26	99,000	97,636
144A,8.25%, 12/31/28	80,000	80,071
144A,5.875%, 6/30/29	66,000	60,653
Baytex Energy Corp.
144A,8.75%, 4/1/27	68,000	69,757
144A,8.50%, 4/30/30	132,000	134,985
Berry Petroleum Co. LLC,144A,7.00%, 2/15/26	66,000	63,335
Borr IHC Ltd / Borr Finance LLC
144A,10.00%, 11/15/28	180,000	182,250
144A,10.375%, 11/15/30	85,000	85,850
California Resources Corp.,144A,7.125%, 2/1/26	103,000	103,623
Callon Petroleum Co.
6.375%, 7/1/26	54,000	53,470
144A,8.00%, 8/1/28	108,000	109,517
144A,7.50%, 6/15/30	99,000	97,738
Chesapeake Energy Corp.
144A,5.50%, 2/1/26	83,000	81,362
144A,5.875%, 2/1/29	83,000	79,694
144A,6.75%, 4/15/29	157,000	156,442
Chord Energy Corp.,144A,6.375%, 6/1/26	66,000	65,574
CITGO Petroleum Corp.
144A,7.00%, 6/15/25	186,000	183,997
144A,6.375%, 6/15/26	108,000	107,017
144A,8.375%, 1/15/29	182,000	183,474
Civitas Resources, Inc.
144A,5.00%, 10/15/26	66,000	62,940
144A,8.375%, 7/1/28	223,000	228,395
144A,8.625%, 11/1/30	165,000	170,894
144A,8.75%, 7/1/31	238,000	246,323
CNX Resources Corp.
144A,7.25%, 3/14/27	58,000	57,947
144A,6.00%, 1/15/29	83,000	79,148
144A,7.375%, 1/15/31	83,000	82,493
Comstock Resources, Inc.
144A,6.75%, 3/1/29	212,000	195,181
144A,5.875%, 1/15/30	160,000	138,790
Crescent Energy Finance LLC
144A,7.25%, 5/1/26	116,000	115,130
144A,9.25%, 2/15/28	141,000	145,709
CrownRock LP / CrownRock Finance, Inc.
144A,5.625%, 10/15/25	133,000	131,670
144A,5.00%, 5/1/29	67,000	64,320
CVR Energy, Inc.
144A,5.25%, 2/15/25	99,000	97,541
144A,5.75%, 2/15/28	66,000	61,031
Diamond Foreign Asset Co. / Diamond Finance LLC,144A,8.50%, 10/1/30	91,000	91,262
Encino Acquisition Partners Holdings LLC,144A,8.50%, 5/1/28	116,000	113,041
Endeavor Energy Resources LP / EER Finance, Inc.,144A,5.75%, 1/30/28	150,000	146,321
Energean PLC,144A,6.50%, 4/30/27	74,000	65,083
EnQuest PLC,144A,11.625%, 11/1/27	50,000	47,012

Gran Tierra Energy, Inc.,144A,9.50%, 10/15/29	81,000	69,458
Gulfport Energy Corp.,144A,8.00%, 5/17/26	73,000	73,903
Harbour Energy PLC,144A,5.50%, 10/15/26	83,000	78,104
Hilcorp Energy I LP / Hilcorp Finance Co.
144A,6.25%, 11/1/28	99,000	96,324
144A,5.75%, 2/1/29	99,000	93,044
144A,6.00%, 4/15/30	83,000	77,423
144A,6.00%, 2/1/31	99,000	91,391
144A,6.25%, 4/15/32	83,000	76,659
144A,8.375%, 11/1/33	101,000	104,037
Ithaca Energy North Sea PLC,144A,9.00%, 7/15/26	103,000	99,620
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144A,6.00%, 8/1/26	66,000	64,027
Matador Resources Co.
5.875%, 9/15/26	116,000	113,842
144A,6.875%, 4/15/28	83,000	83,185
MEG Energy Corp.
144A,7.125%, 2/1/27	100,000	101,157
144A,5.875%, 2/1/29	99,000	94,631
Moss Creek Resources Holdings, Inc.
144A,7.50%, 1/15/26	112,000	109,479
144A,10.50%, 5/15/27	66,000	66,752
Murphy Oil Corp.
5.875%, 12/1/27	90,000	88,698
6.375%, 7/15/28	64,000	63,571
5.875%, 12/1/42	56,000	47,547
Nabors Industries, Inc.
144A,7.375%, 5/15/27	116,000	112,157
144A,9.125%, 1/31/30	112,000	112,291
Neptune Energy Bondco PLC,144A,6.625%, 5/15/25	144,000	143,323
Noble Finance II LLC,144A,8.00%, 4/15/30	99,000	101,602
Northern Oil and Gas, Inc.
144A,8.125%, 3/1/28	117,000	118,207
144A,8.75%, 6/15/31	83,000	86,113
Parkland Corp.
144A,5.875%, 7/15/27	83,000	81,361
144A,4.50%, 10/1/29	132,000	117,593
144A,4.625%, 5/1/30	132,000	117,810
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	137,000	131,598
144A,7.875%, 9/15/30	83,000	83,000
Permian Resources Operating LLC
144A,5.375%, 1/15/26	48,000	46,431
144A,7.75%, 2/15/26	50,000	50,507
144A,6.875%, 4/1/27	59,000	58,525
144A,8.00%, 4/15/27	91,000	92,939
144A,5.875%, 7/1/29	116,000	110,855
144A,9.875%, 7/15/31	83,000	90,738
144A,7.00%, 1/15/32	83,000	83,227
Precision Drilling Corp.
144A,7.125%, 1/15/26	53,000	52,678
144A,6.875%, 1/15/29	66,000	62,371
Range Resources Corp.
4.875%, 5/15/25	114,000	112,195
8.25%, 1/15/29	99,000	102,595
144A,4.75%, 2/15/30	83,000	75,701
Rockcliff Energy II LLC,144A,5.50%, 10/15/29	116,000	107,712
Seadrill Finance Ltd.,144A,8.375%, 8/1/30	95,000	97,332
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.,144A,7.875%, 11/1/28	99,000	99,388
SM Energy Co.
5.625%, 6/1/25	58,000	57,185
6.75%, 9/15/26	69,000	68,098
6.625%, 1/15/27	69,000	67,881
6.50%, 7/15/28	66,000	64,242
Southwestern Energy Co.
5.70%, 1/23/25	43,000	42,889
8.375%, 9/15/28	50,000	51,711
5.375%, 2/1/29	127,000	120,841
5.375%, 3/15/30	199,000	188,684
4.75%, 2/1/32	190,000	169,453
Strathcona Resources Ltd/Alberta,144A,6.875%, 8/1/26	83,000	79,058
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	99,000	98,424
5.875%, 3/15/28	66,000	64,637
144A,7.00%, 9/15/28	83,000	83,716
4.50%, 5/15/29	132,000	120,310
4.50%, 4/30/30	132,000	118,634
Talos Production, Inc.,12.00%, 1/15/26	120,000	124,190
Teine Energy Ltd.,144A,6.875%, 4/15/29	66,000	62,370
Transocean Aquila Ltd.,144A,8.00%, 9/30/28	54,000	54,106
Transocean Poseidon Ltd.,144A,6.875%, 2/1/27	68,250	67,388
Transocean Titan Financing Ltd.,144A,8.375%, 2/1/28	87,000	88,740
Transocean, Inc.,144A,8.75%, 2/15/30	194,750	198,896
Valaris Ltd.,144A,8.375%, 4/30/30	182,000	183,087

Vermilion Energy, Inc.
144A,5.625%, 3/15/25	50,000	48,634
144A,6.875%, 5/1/30	66,000	62,609
Viper Energy, Inc.
144A,5.375%, 11/1/27	71,000	67,761
144A,7.375%, 11/1/31	66,000	66,792
Vital Energy, Inc.
9.50%, 1/15/25	90,000	90,349
10.125%, 1/15/28	116,000	118,115
144A,7.75%, 7/31/29	49,000	44,918
9.75%, 10/15/30	83,000	83,169
W&T Offshore, Inc.,144A,11.75%, 2/1/26	46,000	47,058

(Cost $11,323,828)		11,567,683

Oil & Gas Services - 0.7%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	83,000	82,241
144A,6.25%, 4/1/28	132,000	128,865
Bristow Group, Inc.,144A,6.875%, 3/1/28	66,000	62,859
CGG SA,144A,8.75%, 4/1/27	83,000	75,322
CSI Compressco LP / CSI Compressco Finance, Inc.,144A,7.50%, 4/1/25	58,000	57,330
Enerflex Ltd.,144A,9.00%, 10/15/27	103,000	96,982
Helix Energy Solutions Group, Inc.,144A,9.75%, 3/1/29	50,000	49,887
Oceaneering International, Inc.,6.00%, 2/1/28	50,000	48,479
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	120,000	119,322
6.875%, 9/1/27	124,000	122,404
Weatherford International Ltd.
144A,6.50%, 9/15/28	45,000	45,450
144A,8.625%, 4/30/30	265,000	273,989
Welltec International ApS,144A,8.25%, 10/15/26	53,000	53,464

(Cost $1,182,847)		1,216,594

Pipelines - 6.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,7.875%, 5/15/26	91,000	92,785
144A,5.75%, 3/1/27	108,000	105,671
144A,5.75%, 1/15/28	108,000	104,471
144A,5.375%, 6/15/29	124,000	116,119
Blue Racer Midstream LLC / Blue Racer Finance Corp.
144A,7.625%, 12/15/25	99,000	99,995
144A,6.625%, 7/15/26	53,000	52,017
Buckeye Partners LP
144A,4.125%, 3/1/25	74,000	72,079
3.95%, 12/1/26	99,000	93,307
4.125%, 12/1/27	66,000	60,959
144A,4.50%, 3/1/28	83,000	75,729
5.85%, 11/15/43	66,000	49,873
5.60%, 10/15/44	56,000	39,689
CNX Midstream Partners LP,144A,4.75%, 4/15/30	66,000	57,468
CQP Holdco LP / BIP-V Chinook Holdco LLC,144A,5.50%, 6/15/31	232,000	214,585
Delek Logistics Partners LP / Delek Logistics Finance Corp.,144A,7.125%, 6/1/28	66,000	62,182
DT Midstream, Inc.
144A,4.125%, 6/15/29	182,000	163,394
144A,4.375%, 6/15/31	165,000	144,783
EnLink Midstream LLC
144A,5.625%, 1/15/28	83,000	80,531
5.375%, 6/1/29	83,000	80,099
144A,6.50%, 9/1/30	165,000	166,072
EnLink Midstream Partners LP
4.15%, 6/1/25	70,000	68,630
4.85%, 7/15/26	81,000	78,820
5.60%, 4/1/44	58,000	49,423
5.05%, 4/1/45	82,000	65,113
5.45%, 6/1/47	83,000	69,825
EQM Midstream Partners LP
144A,6.00%, 7/1/25	66,000	65,489
4.125%, 12/1/26	83,000	78,435
144A,7.50%, 6/1/27	83,000	84,833
144A,6.50%, 7/1/27	149,000	149,237
5.50%, 7/15/28	141,000	137,049
144A,4.50%, 1/15/29	132,000	120,434
144A,7.50%, 6/1/30	83,000	85,649
144A,4.75%, 1/15/31	195,000	173,673
6.50%, 7/15/48	91,000	83,715
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	88,000	87,278
6.25%, 5/15/26	56,000	54,834
8.00%, 1/15/27	162,000	162,149
7.75%, 2/1/28	129,000	127,420
8.875%, 4/15/30	83,000	84,386
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	66,000	63,260
6.875%, 1/15/29	58,000	54,008
Harvest Midstream I LP,144A,7.50%, 9/1/28	132,000	130,071

Hess Midstream Operations LP
144A,5.625%, 2/15/26	132,000	130,350
144A,5.125%, 6/15/28	91,000	87,086
144A,4.25%, 2/15/30	124,000	110,899
144A,5.50%, 10/15/30	66,000	62,286
Holly Energy Partners LP / Holly Energy Finance Corp.
144A,6.375%, 4/15/27	66,000	64,872
144A,5.00%, 2/1/28	83,000	77,005
Howard Midstream Energy Partners LLC
144A,6.75%, 1/15/27	66,000	63,995
144A,8.875%, 7/15/28	91,000	94,632
ITT Holdings LLC,144A,6.50%, 8/1/29	202,000	176,245
Kinetik Holdings LP,144A,5.875%, 6/15/30	165,000	157,177
Martin Midstream Partners LP / Martin Midstream Finance Corp.,144A,11.50%, 2/15/28	66,000	67,013
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	207,000	200,625
144A,6.50%, 9/30/26	248,000	235,550
NGL Energy Operating LLC / NGL Energy Finance Corp.,144A,7.50%, 2/1/26	339,000	340,274
Northriver Midstream Finance LP,144A,5.625%, 2/15/26	87,000	84,607
NuStar Logistics LP
5.75%, 10/1/25	99,000	98,324
6.00%, 6/1/26	83,000	82,725
5.625%, 4/28/27	91,000	89,581
6.375%, 10/1/30	99,000	96,525
Rockies Express Pipeline LLC
144A,3.60%, 5/15/25	66,000	63,196
144A,4.95%, 7/15/29	91,000	83,997
144A,4.80%, 5/15/30	58,000	51,929
144A,7.50%, 7/15/38	43,000	42,020
144A,6.875%, 4/15/40	83,000	75,659
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.,144A,9.00%, 10/15/26	130,000	129,199
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,7.50%, 10/1/25	99,000	99,569
144A,6.00%, 3/1/27	71,000	68,284
144A,5.50%, 1/15/28	124,000	114,396
144A,6.00%, 12/31/30	130,000	117,380
144A,6.00%, 9/1/31	77,000	69,042
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	207,000	181,509
144A,6.25%, 1/15/30	189,000	185,478
144A,4.125%, 8/15/31	207,000	178,553
144A,3.875%, 11/1/33	207,000	169,424
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	372,000	368,826
144A,9.50%, 2/1/29	503,000	518,993
144A,8.375%, 6/1/31	372,000	366,542
144A,9.875%, 2/1/32	336,000	344,347

(Cost $9,180,874)		9,553,653

Financial - 4.5%
Diversified Financial Services - 0.1%
GN Bondco LLC,144A,9.50%, 10/15/31 (Cost $117,240)	120,000	113,982

Real Estate - 0.6%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30	106,000	91,558
Cushman & Wakefield US Borrower LLC
144A,6.75%, 5/15/28	108,000	102,600
144A,8.875%, 9/1/31	66,000	66,162
Five Point Operating Co. LP / Five Point Capital Corp.,144A,7.875%, 11/15/25	103,000	98,599
Greystar Real Estate Partners LLC,144A,7.75%, 9/1/30	66,000	67,143
Howard Hughes Corp.
144A,5.375%, 8/1/28	124,000	116,250
144A,4.125%, 2/1/29	108,000	92,610
144A,4.375%, 2/1/31	108,000	89,640
Hunt Cos., Inc.,144A,5.25%, 4/15/29	105,000	90,106
Kennedy-Wilson, Inc.
4.75%, 3/1/29	99,000	79,371
4.75%, 2/1/30	99,000	75,676
5.00%, 3/1/31	109,000	81,798

(Cost $994,977)		1,051,513

Real Estate Investment Trusts - 3.8%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29	83,000	67,441
Blackstone Mortgage Trust, Inc.,144A,3.75%, 1/15/27	61,000	53,693
Brandywine Operating Partnership LP
3.95%, 11/15/27	74,000	64,075
7.80%, 3/15/28	58,000	55,554
4.55%, 10/1/29	58,000	47,871
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	156,000	147,942
144A,4.50%, 4/1/27	124,000	108,723
CTR Partnership LP / CareTrust Capital Corp.,144A,3.875%, 6/30/28	66,000	59,697

Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	83,000	67,690
HAT Holdings I LLC / HAT Holdings II LLC
144A,6.00%, 4/15/25	66,000	65,062
144A,3.375%, 6/15/26	165,000	149,363
144A,3.75%, 9/15/30	62,000	48,860
Iron Mountain Information Management Services, Inc.,144A,5.00%, 7/15/32	124,000	107,693
Iron Mountain, Inc.
144A,4.875%, 9/15/27	165,000	156,194
144A,5.25%, 3/15/28	136,000	128,874
144A,5.00%, 7/15/28	83,000	77,506
144A,7.00%, 2/15/29	165,000	166,310
144A,4.875%, 9/15/29	165,000	150,254
144A,5.25%, 7/15/30	237,000	217,341
144A,4.50%, 2/15/31	182,000	157,517
144A,5.625%, 7/15/32	99,000	89,881
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,5.25%, 10/1/25	54,000	52,171
144A,4.25%, 2/1/27	101,000	93,191
144A,4.75%, 6/15/29	105,000	91,417
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	83,000	72,222
5.00%, 10/15/27	232,000	184,887
4.625%, 8/1/29	149,000	106,428
3.50%, 3/15/31	225,000	138,697
Necessity Retail REIT Inc/The / American Finance Operating Partner LP,144A, 4.50%, 9/30/28	83,000	66,993
Office Properties Income Trust,3.45%, 10/15/31	69,000	36,722
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,7.50%, 6/1/25	108,000	108,650
144A,5.875%, 10/1/28	120,000	113,542
144A,4.875%, 5/15/29	124,000	110,338
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	116,000	110,169
144A,7.25%, 7/15/28	66,000	67,025
144A,4.50%, 2/15/29	99,000	89,297
Rithm Capital Corp.,144A,6.25%, 10/15/25	91,000	87,588
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	83,000	77,338
144A,4.00%, 9/15/29	83,000	71,744
SBA Communications Corp.
3.875%, 2/15/27	247,000	232,512
3.125%, 2/1/29	248,000	215,967
Service Properties Trust
4.50%, 3/15/25	66,000	63,642
7.50%, 9/15/25	151,000	151,612
5.25%, 2/15/26	66,000	62,040
4.75%, 10/1/26	74,000	67,387
4.95%, 2/15/27	66,000	57,660
5.50%, 12/15/27	74,000	65,886
3.95%, 1/15/28	66,000	52,719
4.95%, 10/1/29	70,000	54,507
4.375%, 2/15/30	66,000	48,294
144A,8.625%, 11/15/31	168,000	172,290
Starwood Property Trust, Inc.
144A,3.75%, 12/31/24	66,000	63,830
4.75%, 3/15/25	83,000	81,700
144A,3.625%, 7/15/26	66,000	60,548
144A,4.375%, 1/15/27	83,000	75,945
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	430,000	422,957
144A,4.75%, 4/15/28	106,000	87,871
XHR LP
144A,6.375%, 8/15/25	77,000	76,231
144A,4.875%, 6/1/29	83,000	74,363

(Cost $5,813,573)		6,053,921

Industrial - 11.9%
Aerospace/Defense - 2.7%
Bombardier, Inc.
144A,7.50%, 3/15/25	63,000	62,981
144A,7.125%, 6/15/26	199,000	198,983
144A,7.875%, 4/15/27	313,000	313,227
144A,6.00%, 2/15/28	124,000	116,889
144A,7.50%, 2/1/29	124,000	122,862
144A,8.75%, 11/15/30	120,000	122,856
144A,7.45%, 5/1/34	84,000	95,521
Moog, Inc.,144A,4.25%, 12/15/27	83,000	77,019
Rolls-Royce PLC
144A,3.625%, 10/14/25	165,000	157,938
144A,5.75%, 10/15/27	166,000	164,039
Spirit AeroSystems, Inc.
3.85%, 6/15/26	50,000	47,318
144A,9.375%, 11/30/29	149,000	161,112
144A,9.75%, 11/15/30	202,000	212,718

TransDigm, Inc.
144A,6.25%, 3/15/26	728,000	722,977
7.50%, 3/15/27	91,000	91,032
5.50%, 11/15/27	438,000	421,544
144A,6.75%, 8/15/28	347,000	347,621
4.625%, 1/15/29	199,000	179,534
4.875%, 5/1/29	124,000	112,367
144A,6.875%, 12/15/30	240,000	240,300
144A,7.125%, 12/1/31	175,000	177,999
Triumph Group, Inc.,144A,9.00%, 3/15/28	199,000	204,280

(Cost $4,219,370)		4,351,117

Building Materials - 1.9%
AmeriTex HoldCo Intermediate LLC,144A,10.25%, 10/15/28	88,000	86,020
Boise Cascade Co.,144A,4.875%, 7/1/30	66,000	60,060
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	91,000	84,747
144A,4.25%, 2/1/32	215,000	184,430
144A,6.375%, 6/15/32	116,000	114,139
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28	117,000	115,391
Eco Material Technologies, Inc.,144A,7.875%, 1/31/27	87,000	85,515
Emerald Debt Merger Sub LLC,144A,6.625%, 12/15/30	376,000	375,060
Griffon Corp.,5.75%, 3/1/28	161,000	152,166
James Hardie International Finance DAC,144A,5.00%, 1/15/28	66,000	61,875
JELD-WEN, Inc.,144A,4.875%, 12/15/27	66,000	60,876
Knife River Corp.,144A,7.75%, 5/1/31	70,000	71,894
Louisiana-Pacific Corp.,144A,3.625%, 3/15/29	58,000	50,303
Masonite International Corp.
144A,5.375%, 2/1/28	83,000	78,850
144A,3.50%, 2/15/30	62,000	52,400
MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30	83,000	70,322
New Enterprise Stone & Lime Co., Inc.,144A,5.25%, 7/15/28	97,000	90,287
PGT Innovations, Inc.,144A,4.375%, 10/1/29	95,000	89,904
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28	196,000	186,244
144A,8.875%, 11/15/31	185,000	188,164
Standard Industries, Inc.
144A,5.00%, 2/15/27	141,000	135,010
144A,4.75%, 1/15/28	165,000	155,070
144A,4.375%, 7/15/30	281,000	246,306
144A,3.375%, 1/15/31	182,000	149,432
Summit Materials LLC / Summit Materials Finance Corp.
144A,6.50%, 3/15/27	53,000	52,603
144A,5.25%, 1/15/29	116,000	108,460

(Cost $2,958,328)		3,105,528

Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.
144A,6.50%, 12/31/27	50,000	48,550
144A,4.75%, 6/15/28	97,000	86,705
144A,4.375%, 3/31/29	131,000	112,986
EnerSys,144A,4.375%, 12/15/27	50,000	45,758
WESCO Distribution, Inc.
144A,7.125%, 6/15/25	248,000	248,353
144A,7.25%, 6/15/28	219,000	222,688

(Cost $745,005)		765,040

Electronics - 0.7%
Atkore, Inc.,144A,4.25%, 6/1/31	66,000	56,093
Coherent Corp.,144A,5.00%, 12/15/29	164,000	148,424
Imola Merger Corp.,144A,4.75%, 5/15/29	331,000	300,743
Sensata Technologies BV
144A,5.625%, 11/1/24	66,000	66,590
144A,5.00%, 10/1/25	116,000	114,120
144A,4.00%, 4/15/29	165,000	148,090
144A,5.875%, 9/1/30	83,000	79,650
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	82,000	73,082
144A,3.75%, 2/15/31	124,000	104,836
TTM Technologies, Inc.,144A,4.00%, 3/1/29	83,000	73,789

(Cost $1,112,466)		1,165,417

Engineering & Construction - 0.9%
AECOM,5.125%, 3/15/27	165,000	160,415
Arcosa, Inc.,144A,4.375%, 4/15/29	66,000	58,865
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par,144A,4.05%, 4/27/26	62,000	54,923
Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	229,000	237,434
Brundage-Bone Concrete Pumping Holdings, Inc.,144A,6.00%, 2/1/26	62,000	59,852
Cellnex Finance Co. SA,144A,3.875%, 7/7/41	99,000	71,597
Dycom Industries, Inc.,144A,4.50%, 4/15/29	83,000	75,033
Fluor Corp.
3.50%, 12/15/24	44,000	42,900
4.25%, 9/15/28	99,000	92,442

Global Infrastructure Solutions, Inc.
144A,5.625%, 6/1/29	66,000	55,160
144A,7.50%, 4/15/32	50,000	43,661
HTA Group Ltd/Mauritius,144A,7.00%, 12/18/25	108,000	105,548
Railworks Holdings LP / Railworks Rally, Inc.,144A,8.25%, 11/15/28	54,000	53,062
TopBuild Corp.
144A,3.625%, 3/15/29	66,000	57,670
144A,4.125%, 2/15/32	83,000	70,929
VM Consolidated, Inc.,144A,5.50%, 4/15/29	58,000	52,560
Weekley Homes LLC / Weekley Finance Corp.,144A,4.875%, 9/15/28	66,000	60,471

(Cost $1,300,002)		1,352,522

Environmental Control - 0.9%
Clean Harbors, Inc.
144A,4.875%, 7/15/27	90,000	86,676
144A,5.125%, 7/15/29	50,000	47,015
144A,6.375%, 2/1/31	83,000	82,364
Covanta Holding Corp.
144A,4.875%, 12/1/29	127,000	105,410
5.00%, 9/1/30	73,000	59,567
Enviri Corp.,144A,5.75%, 7/31/27	79,000	68,755
GFL Environmental, Inc.
144A,4.25%, 6/1/25	106,000	103,536
144A,3.75%, 8/1/25	124,000	119,766
144A,5.125%, 12/15/26	83,000	80,518
144A,4.00%, 8/1/28	124,000	110,633
144A,3.50%, 9/1/28	124,000	111,058
144A,4.75%, 6/15/29	124,000	113,254
144A,4.375%, 8/15/29	91,000	80,359
Madison IAQ LLC,144A,4.125%, 6/30/28	116,000	103,051
Stericycle, Inc.,144A,3.875%, 1/15/29	83,000	73,185

(Cost $1,295,877)		1,345,147

Machinery-Construction & Mining - 0.3%
BWX Technologies, Inc.
144A,4.125%, 6/30/28	66,000	59,649
144A,4.125%, 4/15/29	66,000	59,482
Manitowoc Co., Inc.,144A,9.00%, 4/1/26	50,000	49,875
Terex Corp.,144A,5.00%, 5/15/29	99,000	90,776
Vertiv Group Corp.,144A,4.125%, 11/15/28	141,000	127,630

(Cost $374,054)		387,412

Machinery-Diversified - 0.4%
ATS Corp.,144A,4.125%, 12/15/28	58,000	51,185
Chart Industries, Inc.
144A,7.50%, 1/1/30	242,000	246,817
144A,9.50%, 1/1/31	84,000	89,658
Mueller Water Products, Inc.,144A,4.00%, 6/15/29	74,000	65,305
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	258,000	245,123

(Cost $671,575)		698,088

Metal Fabricate/Hardware - 0.1%
Advanced Drainage Systems, Inc.
144A,5.00%, 9/30/27	58,000	55,081
144A,6.375%, 6/15/30	83,000	81,547
Roller Bearing Co. of America, Inc.,144A,4.375%, 10/15/29	83,000	74,538

(Cost $202,377)		211,166

Miscellaneous Manufacturing - 0.4%
Amsted Industries, Inc.
144A,5.625%, 7/1/27	66,000	62,959
144A,4.625%, 5/15/30	66,000	56,802
Calderys Financing LLC,144A,11.25%, 6/1/28	91,000	92,758
Enpro Industries, Inc.,5.75%, 10/15/26	57,000	55,290
Gates Global LLC / Gates Corp.,144A,6.25%, 1/15/26	94,000	92,979
Hillenbrand, Inc.
5.75%, 6/15/25	44,000	43,455
5.00%, 9/15/26	62,000	60,910
3.75%, 3/1/31	58,000	48,123
LSB Industries, Inc.,144A,6.25%, 10/15/28	95,000	88,547
Trinity Industries, Inc.,144A,7.75%, 7/15/28	66,000	67,320

(Cost $648,468)		669,143

Packaging & Containers - 2.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	99,000	96,079
144A,3.25%, 9/1/28	99,000	85,148
144A,4.00%, 9/1/29	184,000	146,218
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 4/30/25	116,000	113,040
144A,4.125%, 8/15/26	201,000	177,814
Ball Corp.
5.25%, 7/1/25	165,000	164,117
4.875%, 3/15/26	124,000	121,512
6.875%, 3/15/28	124,000	126,660
6.00%, 6/15/29	165,000	164,642
2.875%, 8/15/30	227,000	188,056
3.125%, 9/15/31	141,000	116,439

Berry Global, Inc.
144A,4.50%, 2/15/26	52,000	49,765
144A,5.625%, 7/15/27	83,000	81,142
Cascades, Inc./Cascades USA, Inc.,144A,5.375%, 1/15/28	74,000	69,749
Clearwater Paper Corp.,144A,4.75%, 8/15/28	43,000	38,373
Clydesdale Acquisition Holdings, Inc.,144A,6.625%, 4/15/29	83,000	79,864
Crown Americas LLC,5.25%, 4/1/30	83,000	78,511
Crown Americas LLC / Crown Americas Capital Corp.V,4.25%, 9/30/26	66,000	63,113
Crown Americas LLC / Crown Americas Capital Corp. VI,4.75%, 2/1/26	145,000	141,387
Crown Cork & Seal Co., Inc.,7.375%, 12/15/26	58,000	59,818
Graphic Packaging International LLC
144A,4.75%, 7/15/27	50,000	47,458
144A,3.50%, 3/15/28	74,000	66,973
144A,3.50%, 3/1/29	58,000	50,428
144A,3.75%, 2/1/30	66,000	57,331
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC,144A,6.00%, 9/15/28	113,000	101,301
LABL, Inc.
144A,6.75%, 7/15/26	116,000	110,260
144A,5.875%, 11/1/28	83,000	72,503
144A,9.50%, 11/1/28	50,000	48,250
Mauser Packaging Solutions Holding Co.,144A,7.875%, 8/15/26	475,000	471,856
OI European Group BV,144A,4.75%, 2/15/30	66,000	59,400
Owens-Brockway Glass Container, Inc.
144A,6.375%, 8/15/25	50,000	49,643
144A,6.625%, 5/13/27	101,000	99,960
144A,7.25%, 5/15/31	114,000	113,146
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 144A,4.375%, 10/15/28	83,000	75,426
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A,4.00%, 10/15/27	165,000	150,975
Sealed Air Corp.
144A,5.50%, 9/15/25	66,000	65,505
144A,4.00%, 12/1/27	70,000	64,330
144A,6.125%, 2/1/28	128,000	126,618
144A,5.00%, 4/15/29	70,000	65,257
144A,7.25%, 2/15/31	71,000	72,683
144A,6.875%, 7/15/33	83,000	83,159
Silgan Holdings, Inc.,4.125%, 2/1/28	94,000	86,502
TriMas Corp.,144A, 4.125%, 4/15/29	66,000	57,373
Trivium Packaging Finance BV,144A,5.50%, 8/15/26	174,000	167,210

(Cost $4,350,286)		4,524,994

Transportation - 0.3%
Danaos Corp.,144A,8.50%, 3/1/28	44,000	43,998
First Student Bidco, Inc. / First Transit Parent, Inc.,144A,4.00%, 7/31/29	103,000	87,615
Rand Parent LLC,144A,8.50%, 2/15/30	141,000	133,279
RXO, Inc.,144A,7.50%, 11/15/27	59,000	60,570
XPO CNW, Inc.,6.70%, 5/1/34	50,000	49,804
XPO, Inc.,144A,7.125%, 6/1/31	74,000	74,797

(Cost $432,256)		450,063

Technology - 4.4%
Computers - 1.4%
ASGN, Inc.,144A,4.625%, 5/15/28	91,000	84,683
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 144A,6.00%, 11/1/29	86,000	71,810
Crane NXT Co.,4.20%, 3/15/48	61,000	41,633
Crowdstrike Holdings, Inc.,3.00%, 2/15/29	124,000	108,873
KBR, Inc.,144A,4.75%, 9/30/28	50,000	44,629
NCR Atleos Corp.,144A,9.50%, 4/1/29	223,000	230,290
NCR Voyix Corp.
144A,5.00%, 10/1/28	108,000	98,318
144A,5.125%, 4/15/29	199,000	182,254
144A,5.25%, 10/1/30	74,000	65,049
Presidio Holdings, Inc.,144A,4.875%, 2/1/27	87,000	84,138
Science Applications International Corp.,144A,4.875%, 4/1/28	66,000	61,498
Seagate HDD Cayman
4.75%, 1/1/25	79,000	77,943
4.875%, 6/1/27	84,000	81,397
4.091%, 6/1/29	82,000	73,563
144A,8.25%, 12/15/29	83,000	88,149
4.125%, 1/15/31	46,000	39,390
144A,8.50%, 7/15/31	83,000	88,696
144A,9.625%, 12/1/32	124,000	139,279
5.75%, 12/1/34	88,000	80,702
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.,144A,5.75%, 6/1/25	33,000	32,580
Unisys Corp.,144A,6.875%, 11/1/27	88,000	73,849
Western Digital Corp.,4.75%, 2/15/26	381,000	367,576

(Cost $2,121,463)		2,216,299

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.
144A,6.875%, 3/15/27	63,000	55,755
144A,7.25%, 3/15/29	58,000	47,528
Xerox Corp.
4.80%, 3/1/35	44,000	30,789
6.75%, 12/15/39	58,000	43,689
Xerox Holdings Corp.
144A,5.00%, 8/15/25	124,000	118,697
144A,5.50%, 8/15/28	123,000	102,510

(Cost $370,078)		398,968

Semiconductors - 0.6%
Amkor Technology, Inc.,144A,6.625%, 9/15/27	87,000	87,397
ams-OSRAM AG
144A,7.00%, 7/31/25	74,000	75,254
144A,12.25%, 3/30/29	72,000	73,427
Entegris Escrow Corp.
144A,4.75%, 4/15/29	265,000	250,365
144A,5.95%, 6/15/30	148,000	142,962
Entegris, Inc.
144A,4.375%, 4/15/28	66,000	61,587
144A,3.625%, 5/1/29	66,000	57,699
ON Semiconductor Corp.,144A,3.875%, 9/1/28	116,000	104,867
Synaptics, Inc.,144A,4.00%, 6/15/29	66,000	57,110

(Cost $870,602)		910,668

Software - 2.2%
Alteryx, Inc.,144A,8.75%, 3/15/28	74,000	74,415
Boxer Parent Co., Inc.,144A,7.125%, 10/2/25	99,000	98,876
Camelot Finance SA,144A,4.50%, 11/1/26	116,000	109,987
Capstone Borrower, Inc.,144A,8.00%, 6/15/30	66,000	66,000
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	125,000	128,224
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	124,000	123,893
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	152,000	137,139
144A,4.875%, 7/1/29	152,000	136,021
Cloud Software Group, Inc.,144A,6.50%, 3/31/29	673,000	619,751
Consensus Cloud Solutions, Inc.
144A,6.00%, 10/15/26	50,000	47,263
144A,6.50%, 10/15/28	83,000	74,966
Dun & Bradstreet Corp.,144A,5.00%, 12/15/29	76,000	68,674
Elastic NV,144A,4.125%, 7/15/29	95,000	84,811
Fair Isaac Corp.
144A,5.25%, 5/15/26	66,000	64,597
144A,4.00%, 6/15/28	149,000	137,075
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL, 144A,4.625%, 5/1/28	58,000	50,354
MicroStrategy, Inc.,144A,6.125%, 6/15/28	83,000	76,537
Open Text Corp.
144A,3.875%, 2/15/28	149,000	135,606
144A,3.875%, 12/1/29	141,000	123,323
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	149,000	131,866
144A,4.125%, 12/1/31	108,000	92,240
PTC, Inc.
144A,3.625%, 2/15/25	83,000	80,721
144A,4.00%, 2/15/28	83,000	76,355
RingCentral, Inc.,144A,8.50%, 8/15/30	66,000	65,749
ROBLOX Corp.,144A,3.875%, 5/1/30	165,000	141,694
SS&C Technologies, Inc.,144A,5.50%, 9/30/27	331,000	320,329
Twilio, Inc.
3.625%, 3/15/29	83,000	73,484
3.875%, 3/15/31	83,000	71,607
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,144A,3.875%, 2/1/29	108,000	92,999

(Cost $3,351,940)		3,504,556

Utilities - 3.6%
Electric - 3.3%
Algonquin Power & Utilities Corp.,4.75%, 1/18/82	124,000	101,990
Atlantica Sustainable Infrastructure PLC,144A,4.125%, 6/15/28	66,000	59,201
Calpine Corp.
144A,5.25%, 6/1/26	69,000	67,745
144A,4.50%, 2/15/28	207,000	195,360
144A,5.125%, 3/15/28	232,000	218,343
144A,4.625%, 2/1/29	108,000	97,818
144A,5.00%, 2/1/31	141,000	124,664
144A,3.75%, 3/1/31	149,000	127,671
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	141,000	131,949
144A,3.75%, 2/15/31	153,000	128,011
144A,3.75%, 1/15/32	58,000	46,626
DPL, Inc.
4.125%, 7/1/25	68,000	65,620
4.35%, 4/15/29	66,000	59,808
Drax Finco PLC,144A,6.625%, 11/1/25	83,000	82,012
Edison International,8.125%, 6/15/53	83,000	83,961

Electricite de France SA,144A,9.125%, Perpetual (a)	248,000	263,775
Emera, Inc., Series 16-A, 6.75%, 6/15/76	199,000	192,438
FirstEnergy Corp.
2.05%, 3/1/25	50,000	47,852
Series A, 1.60%, 1/15/26	60,000	55,280
Series B, 4.15%, 7/15/27	248,000	235,927
2.65%, 3/1/30	99,000	83,743
Series B, 2.25%, 9/1/30	74,000	60,198
Series C, 7.375%, 11/15/31	77,000	89,555
Series C, 5.10%, 7/15/47	100,000	86,062
Series C, 3.40%, 3/1/50	141,000	92,782
Leeward Renewable Energy Operations LLC,144A,4.25%, 7/1/29	62,000	52,162
NextEra Energy Operating Partners LP
144A,3.875%, 10/15/26	83,000	76,665
144A,4.50%, 9/15/27	91,000	84,012
NRG Energy, Inc.
6.625%, 1/15/27	62,000	61,530
5.75%, 1/15/28	136,000	132,675
144A,3.375%, 2/15/29	83,000	71,036
144A,5.25%, 6/15/29	121,000	112,726
144A,3.625%, 2/15/31	170,000	139,002
144A,3.875%, 2/15/32	93,000	76,027
Pattern Energy Operations LP / Pattern Energy Operations, Inc.,144A,4.50%, 8/15/28	106,000	97,207
PG&E Corp.
5.00%, 7/1/28	165,000	156,958
5.25%, 7/1/30	165,000	154,995
Talen Energy Supply LLC,144A,8.625%, 6/1/30	199,000	208,477
TransAlta Corp.
7.75%, 11/15/29	66,000	67,970
6.50%, 3/15/40	50,000	47,125
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	165,000	161,960
144A,5.625%, 2/15/27	215,000	209,133
144A,5.00%, 7/31/27	215,000	204,613
144A,4.375%, 5/1/29	207,000	186,875
144A,7.75%, 10/15/31	199,000	203,663

(Cost $5,050,795)		5,303,202

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	116,000	113,607
5.875%, 8/20/26	112,000	109,369
5.75%, 5/20/27	87,000	83,093
144A,9.375%, 6/1/28	83,000	85,149

(Cost $378,741)		391,218

Water - 0.0%
Solaris Midstream Holdings LLC,144A,7.625%, 4/1/26 (Cost $62,958)	66,000	64,092

TOTAL CORPORATE BONDS (Cost $150,171,602)		156,405,858

	Number of Shares	Value
CASH EQUIVALENTS - 1.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b) (Cost $1,767,588)	1,767,588	1,767,588

TOTAL INVESTMENTS - 98.7% (Cost $151,939,190)		$158,173,446
Other assets and liabilities, net - 1.3%		2,061,898

NET ASSETS - 100.0%		$160,235,344

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 10/27/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
—	2,164,934	(397,346)	—	—	4,335	—	1,767,588	1,767,588

(a)	Perpetual, callable security with no stated maturity date.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$156,405,858	$—	$156,405,858
Short-Term Investments (a)	1,767,588	—	—	1,767,588

TOTAL	$1,767,588	$156,405,858	$—	$158,173,446

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

BHYB-PH1

R-089711-1 (5/24) DBX005195 (5/24)